Note 1 - General Information	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
1.	General information

Clementia Pharmaceuticals Inc. (the Company or Clementia) is a clinical stage biopharmaceutical company innovating new treatments for people with ultra-rare bone disorders and other diseases. The Company’s lead product candidate, palovarotene, is an oral small molecule that has shown potent activity in preventing abnormal new bone formation as well as fibrosis in a variety of tissues. The Company is developing palovarotene for the treatment of Fibrodysplasia Ossificans Progressiva (FOP), Multiple Osteochondromas (MO) and other diseases. The Company intends to file a New Drug Application (NDA) for palovarotene for the treatment of FOP in the second
half of
2019.

On
February 24, 2019,
the Company entered into an agreement (the Arrangement Agreement) with Ipsen S.A. (Ipsen), a global specialty-driven biopharmaceutical group organized under the laws of France and listed in Paris (Euronext: IPN), and a wholly-owned subsidiary of Ipsen (the Purchaser, and together with Ipsen, the Purchaser Parties), pursuant to which Ipsen would acquire, through the Purchaser, all outstanding shares of Clementia for a purchase price of
US$25.00
per share in cash upfront, plus a contingent value right (CVR) of
US$6.00
per share related to the multiple osteochondroma indication for a total transaction value of up to
US$1.31
billion (Plan of Arrangement). Completion of the transaction is anticipated to occur in the second
quarter of
2019,
subject to satisfaction or waiver of all closing conditions (see Note
18
). As of the date of these financial statements, the arrangement (the Arrangement) contemplated in the Arrangement Agreement has not
yet been approved or completed.

In
July 2017,
the Company amended its articles of incorporation to effect a
11.99
-for-
1
stock-split of all of the Company’s common shares. The stock-split became effective on
July 19, 2017
and, as a result, all issued and outstanding common shares, preferred shares, stock options and per share amounts contained in these consolidated financial statements have been retrospectively adjusted to reflect this stock-split for all periods presented.

In
August 2017,
the Company completed its initial public offering (IPO) and issued
9,191,000
common shares at
$15
per share, including the underwriters’ over-allotment option, for total gross proceeds of
$137,865,000.
The Company’s common shares are listed and traded on the Nasdaq Global Select Market under the symbol CMTA.

In
October 2018,
the Company completed a follow-on offering and issued
6,095,000
common shares at
$13.25
per share, for total gross proceeds of
$80,758,750.

In
October 2018,
the Company also filed an At-The-Market (ATM) offering prospectus for
$40,000,000
of additional common shares for a period of
24
months. The ATM permits the Company to sell common shares having an aggregate offering price of up to
$40,000,000
from time to time at prevailing market prices. The underwriters’ commission will be
3%
of the amount of funds raised. There were
no
draws on this ATM offering prospectus as at the date the financial statements were authorized for issuance.

Clementia is a development stage company and has
not
generated any product revenues to date. The Company has incurred net losses in each year since its inception. Net losses were
$58,126,332,
$115,455,193,
and
$57,511,979
for the years ended
December 31, 2018,
2017
and
2016,
respectively, resulting primarily from non-cash finance charges incurred in connection with the accounting of our preferred shares and embedded derivatives for
2017
and
2016,
as well as costs incurred in connection with research and development activities and general and administrative costs associated with operations.

As of
December 31, 2018,
the Company had an accumulated deficit of
$149,738,640.
In
August 2017,
all outstanding Class A, B and C redeemable preferred shares were converted on a one
-for-
one
basis into common shares of the Company. In connection therewith, the Company eliminated the
$173,285,855
contributed surplus created by the conversion of the preferred shares into common shares, an amount equal to the excess of the carrying value of the preferred share liabilities and embedded derivatives liabilities immediately prior to the conversion over the amount that was accounted for as share capital, being the stated capital of the preferred shares, and reduced its deficit in the third
quarter of
2017
by a corresponding amount of
$173,285,855.
Operating activities used
$49,144,712,
$35,566,460,
and
$18,828,083
in cash for the years ended
December 31, 2018,
2017
and
2016,
respectively.

We expect to incur significant expenses and continued operating losses for the foreseeable future. We expect our expenses will increase substantially in connection with our ongoing activities, particularly as we advance clinical development of palovarotene by conducting clinical trials; continue research and development efforts to support clinical development of additional RARγ agonist candidates; continue to engage contract manufacturing organizations (CMOs) to manufacture our clinical study materials and to develop large-scale manufacturing capabilities; seek regulatory approval for our product candidates; add personnel to support our product development and future commercialization; add operational, financial and management information systems; maintain, leverage and expand our intellectual property portfolio; and continue to operate as a public company.

We do
not
expect to generate revenue from product sales unless and until we successfully complete development and obtain regulatory approval for palovarotene or any other product candidate, which we expect would occur no
earlier than in the
second
half of
2020
and is subject to significant uncertainty. If we obtain regulatory approval for any of our product candidates, we expect to incur significant commercialization expenses related to product sales, marketing, manufacturing, and distribution. As a result, we may
need additional financing to support our continuing operations.

Until such time that we can generate significant revenue from product sales, if ever, we expect to finance our operations through a combination of public or private equity or debt financings or other sources, which may
include collaborations with
third
parties. Arrangements with collaborators or others
may
require us to relinquish certain rights related to our technologies or product candidates. Adequate additional financing may
not
be available to us on acceptable terms, or at all. Our inability to raise capital as and when needed would have a negative impact on our financial condition and our ability to pursue our business strategy. The Company will need to generate significant revenue to achieve profitability and it may
never do so.

Clementia is incorporated under the laws of Canada. The address of the Company’s registered head office is
1000
De La Gauchetière Street West, Suite
1200,
Montréal, Québec, Canada,
H3B
4W5.

The consolidated financial statements of the Company as at
December 31, 2018
and
2017,
and for the years ended
December 31, 2018,
2017
and
2016
were approved by the board of directors of the Company and authorized for issue on
March 28, 2019.